Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2020	May 31, 2019	May 31, 2018
Real Estate [Abstract]
Land use rights	$ 7,696	$ 7,955	$ 5,315
Less: accumulated amortization	(1,842)	(1,680)	(1,417)
Exchange differences	183	130	(113)
Land use rights, net	$ 6,037	$ 6,405	$ 3,785